Goodwill and Intangibles (Details) (USD $)								3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended		12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Trade names	Dec. 31, 2012 Trade names	Mar. 31, 2013 Customer relationships	Dec. 31, 2012 Customer relationships	Mar. 31, 2013 Customer relationships Maximum	Dec. 31, 2012 Customer relationships Maximum	Mar. 31, 2013 Customer relationships Weighted average	Dec. 31, 2012 Customer relationships Weighted average	Dec. 31, 2012 Technology-based intangible assets	Mar. 31, 2013 Technology-based intangible assets	Mar. 31, 2013 Technology-based intangible assets Maximum	Mar. 31, 2013 Technology-based intangible assets Weighted average	Dec. 31, 2012 Technology-based intangible assets Weighted average
Intangible assets
Estimated useful life								10 years	10 years			5 years		5 years
Weighted average remaining life										3 years 8 months 12 days	2 years 7 months 6 days				2 years 9 months 18 days	1 year
Gross cost	$ 135,735,000	$ 117,047,000			$ 16,100,000	$ 110,823,000	$ 98,749,000					$ 2,198,000	$ 5,341,000
Accumulated amortization	68,077,000	64,707,000				66,019,000	63,055,000					1,652,000	1,928,000
Net	$ 67,658,000	$ 52,340,000	$ 66,671,000	$ 16,100,000	$ 16,100,000	$ 44,804,000	$ 35,694,000					$ 546,000	$ 3,413,000